Summary of Material Accounting Policies - Additional Information (Detail) ₱ / shares in Units, € in Millions, $ in Millions													1 Months Ended	12 Months Ended
	Mar. 21, 2024 PHP (₱) shares	Mar. 01, 2024 PHP (₱) shares	Feb. 05, 2024 shares	Jan. 30, 2024 PHP (₱) shares	Jan. 05, 2024 PHP (₱) shares	Dec. 13, 2023 PHP (₱) shares	Dec. 13, 2023 USD ($) shares	Aug. 12, 2022	Jul. 29, 2022 PHP (₱) shares	Apr. 07, 2022 USD ($)	Feb. 28, 2022 PHP (₱) Seat	Nov. 08, 2018 PHP (₱)	Aug. 31, 2022 PHP (₱)	Dec. 31, 2023 PHP (₱) Segment shares	Dec. 31, 2023 EUR (€) Segment shares	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2011 PHP (₱)	Dec. 31, 2023 USD ($) shares	Apr. 11, 2022 PHP (₱)	Apr. 11, 2022 USD ($)	Mar. 22, 2022 ₱ / shares	Mar. 22, 2022 USD ($)
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)									₱ 100,000,000				₱ 136,000,000
Outstanding balance														₱ 12,000,000
Total expenses related to Covid-19 measures														0		₱ 450,000,000	₱ 942,000,000
Amount of equity interest acquired														50,308,000,000		51,546,000,000	53,364,000,000
Carrying value of investments in joint ventures														33,690,000,000		33,624,000,000
Excess annual consolidated revenues | €															€ 750
ECL recognized on investment														₱ 0
Description of debt investment security credit risk														debt instrument to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’, or when the exposure is less than 30 days past due.	debt instrument to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’, or when the exposure is less than 30 days past due.
Equity interest paid									₱ 248,000,000					₱ 1,636,000,000		3,514,000,000	₱ 1,754,000,000
Digital Telecommunications Phils., Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Acquisition																		₱ 4,505,000,000
Smart and DMPI [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)														82,957,000,000
Pacific Global One Aviation Company, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Amount of equity interest acquired											₱ 44,700,000
Number of board seats | Seat											4
Gain on deconsolidation											₱ 376,700,000
Pacific Global One Aviation Company, Inc. [Member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership								36.82%			47.60%
Pacific Global One Aviation Company, Inc. [Member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)											₱ 44,700,000
Percentage of ownership								36.63%			65.30%
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)						₱ 1,563,000,000	$ 28.0
Outstanding balance														₱ 849,000,000					$ 15.0
Carrying value of investments in joint ventures | $																							$ 20.0
Subscribed per share | ₱ / shares																						₱ 13,000
Remitted amount as deposit of future subscription																				₱ 1,031,000,000	$ 20.0
PLDT Communications and Energy Ventures, Inc. [Member] | Warrants [member]
Disclosure Of Significant Accounting Policies [Line Items]
Issuance of convertible preferred shares | $							$ 11.2
PLDT Communications and Energy Ventures, Inc. [Member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership						36.63%	36.63%			38.45%
PLDT Communications and Energy Ventures, Inc. [Member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of ownership						36.97%	36.97%			36.82%
MIH [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Carrying value of investments in joint ventures | $							$ 80.0			$ 62.0
Issuance of convertible preferred shares | $							80.0
Issuance of warrants aggregate subscription amount | $							$ 32.0
Additional funds raised for investments in joint ventures | $										210.0
Investments in joint ventures propelling valuation | $										$ 1,400.0
Shares subscribed | shares						12,300,000	12,300,000
Remaining balance shares outstanding | shares														6,700,000					6,700,000
PLDT and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of business segments | Segment														3	3
Multisys [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)																₱ 236,000,000
Carrying value of investments in joint ventures												₱ 2,150,000,000
Shares subscribed | shares									227,000,000					2,307,000,000	2,307,000,000
Percentage of equity interest									4.99%			45.73%		50.72%	50.72%
Multisys [Member] | Share Purchase Agreement [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of common stock shares sold | shares					227
Percentage of equity interest					4.99%
Equity interest paid					₱ 270,000,000
Radius Telecom, Inc. [Member] | Subject to Due Diligence and Execution of Definitive Agreements [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Shares subscribed | shares				2,491,516
Percentage of equity interest				34.90%
Equity interest paid				₱ 2,116,000,000
Limitless Growth Ventures Inc. [Member] | MVP Group of Companies [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Shares subscribed | shares	6,000,000	6,000,000	5,000
Percentage of equity interest	60.00%
Equity interest paid	₱ 210,000,000	₱ 210,000,000
Limitless Growth Ventures Inc. [Member] | Other Companies within MVP Group [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Shares subscribed | shares		4,000,000
Equity interest paid		₱ 140,000,000